COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES (Details) - Financial guarantees, maximum potential liability - USD ($)	Dec. 30, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	$ 55,400,000	$ 50,600,000
Recorded liability with respect to guarantees	0
Surety bond
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	11,100,000	12,500,000
Financial guarantees and standby letters of credit
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	$ 44,300,000	$ 38,100,000